Income Taxes (Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ (21,562)	¥ (86,790)
Less: reclassification adjustments	(38,351)	(34,567)
Total	(59,913)	(121,357)
Foreign currency translation adjustments:
Unrealized gains (losses)	(126)
Less: reclassification adjustments	0	0
Total	(126)
Pension liability adjustments:
Unrealized gains (losses)	239	(118)
Less: reclassification adjustments	87	(692)
Total	326	(810)
Total tax effect before allocation to noncontrolling interests	¥ (59,713)	¥ (122,167)